Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments (Tables)	12 Months Ended
Dec. 31, 2025
GUARANTEES WITH THIRD PARTIES, CONTINGENT ASSETS AND, LIABILITIES, AND OTHER COMMITMENTS
Summary of Indirect Guarantees

			Debtor		Guarantee		Outstanding balance as of
Contract	Maturity	Creditor of Guarantee	Company	Relationship	Guarantor	Type of Guarantee	Currency	12-31-2025 ThUS$	12-31-2024 ThUS$
Enel Energy Efficiency & Renewables FL (LATAM) C & D	December 2038	European Investment Bank	Enel Chile	Parent	Enel S.p.A. (*)	Guarantor	US$	99,431	99,431
Up to USD 286M Facility Agreement	December 2037	Citibank N.A. - London Branch	Enel Chile	Parent	Enel S.p.A.	Guarantor	US$	286,793	286,928
Total								386,224	386,359

(*) Corresponds to a guarantee for 20% of the debt. The credit includes another guarantee with SACE (Italian Export Credit Agency) for the remaining 80%.

Schedule of financial debt contracts contain cross default clauses

Financial restrictions	Enel Chile	Enel Chile	Enel Chile	Enel Chile
Instrument type with restriction	Credit with a financial institution	Credit with a financial institution	Uncommitted line of credit	Yankee bonds
Restriction to be fulfilled by Informant or Subsidiary	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt that Enel Chile maintains, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.	Any financial debt held by Enel Generación Chile, for any amount past due.

Any financial debt held by Enel Chile or its significant subsidiaries, for any amount past due, and that the principal of the debt that gives rise to the cross default exceeds US$150 million in an individual debt.

Creditor	DNB Bank ASA (Administrative Agent)	Corporación Andina de Fomento, Citibank, European Investment Bank and Scotiabank Chile	BCI, Scotiabank Chile	Bank of New York Mellon (Bondholder Representative)
Registration Number	-	-	-	ISIN: US29278DAA37
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt past due higher than US$150 million of principal individually.	Debt past due higher than US$150 million of principal individually.	Debt past due	Debt past due higher than US$150 million of principal individually.
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not having individual debts past due higher than US$150 million.	Not having individual debts past due higher than US$150 million.	Not have individual debts past due.	Not having individual debts past due higher than US$150 million.
Indicator or ratio determined by the company	There are no outstanding debts for an individual amount higher than US$150 million	There are no outstanding debts for an individual amount higher than US$150 million	Not have individual debts past due.	There are no outstanding debts for an individual amount higher than US$150 million.
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Distribución Chile
Instrument type with restriction	Yankee bonds	Series H and M Bonds	Uncommitted line of credit	Uncommitted line of credit
Restriction to be fulfilled by Informant or Subsidiary

Any financial debt held by Enel Generación Chile or its Chilean subsidiaries, for any amount in default, and that the principal amount of the debt giving rise to the cross default exceeds US$30 million in an individual debt.

		Any financial debt held by Enel Generación Chile, for any amount in default, and that the principal amount of the debt giving rise to the cross default exceeds US$50 million in an individual debt.	Any financial debt held by Enel Generación Chile, for any amount in arrears.	Any financial debt held by Enel Distribución Chile, for any amount in arrears.
Creditor	Bank of New York Mellon (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile and Scotiabank Chile	Banco Santander Chile and Scotiabank Chile
Registration Number	ISIN: US29244TAC53; US29244TAB7; US29244TAA9	CMF Securities Registry Registration No. 317 for Series H and No. 522 for Series M	-	-
Name of financial indicator or ratio	Cross default	Cross default	Cross default	Cross default
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio	Debt in arrears greater than US$30 million principal amount on an individual basis.	Debt in arrears greater than US$50 million principal amount on an individual basis.	Debt past due	Debt past due
Restriction that must be fulfilled (Range, Value and Unit of measure)	Not to have individual debts in arrears in excess of US$30 million.	Not to have individual debts in arrears in excess of US$50 million.	Not have individual debts past due.	Not have individual debts past due.
Indicator or ratio determined by the company	There are no individual debts in arrears exceeding US$30 million.	There are no individual debts in arrears exceeding US$50 million.	Not have individual debts past due.	Not have individual debts past due.
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	-	-	-	-

Schedule of financial covenants

Financial restrictions	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile	Enel Generación Chile
Instrument type with restriction	Series H and M Bonds	Series H and M Bonds	Series H and M Bonds	Series H Bonds
Restriction to be fulfilled by Informant or Subsidiary	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain Minimum Equity of Ch$761,661 million (ThUS$764,367), a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage ratio of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in Chilean pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Creditor	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)	Banco Santander Chile (Bondholders' Representative)
Registration Number	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the CMF Securities Registry No. 317 for Series H and No. 522 for Series M	Registration with the Securities Registry with CMF No. 317
Name of financial indicator or ratio	Consolidated Indebtedness Level	Equity Attributable to the Parent	Financial Expense Coverage rate	Net Active Position with Related Companies
Measurement frequency	Quarterly	Quarterly	Quarterly	Quarterly
Calculation mechanism or definition of the indicator or ratio

Financial Obligations related to the sum between Loans that accrue interest, current, Loans that accrue interest, non-current, Other financial liabilities, current, Other financial liabilities, non-current and Other obligations guaranteed by the Issuer or its subsidiaries, while Total Capitalization is the sum between Financial Obligations and Total Equity.

The Equity corresponds to the Equity attributable to the owners of the parent company, which is contrasted with the level of Minimum Equity that will be readjusted by a percentage, provided it is positive of the annual variation of the Consumer Price Index multiplied by the difference between 1 minus the ratio of Non-Monetary Assets in Chile recorded in pesos and the Equity Attributable to the Parent Company. If the annual variation of the Consumer Price Index is negative or if the ratio between Non-Monetary Assets in Chile recorded in pesos and Equity Attributable to the Parent Company is greater than one, there will be no readjustment in that year.

Financial expense coverage is the quotient between: i) Gross operating profit, plus Financial income and dividends received from associated companies, and ii) Financial expenses; both items refer to the period of four consecutive quarters ending at the end of the quarter being reported.

The Net Active Position with Related Companies is the difference between: i) the sum of Receivables due from Related Parties of Current and Non1Current Assets and ii) the sum of Payables due to Related Parties, Current and Non-Current Liabilities. The amounts corresponding to those that jointly comply with the following must be excluded from the foregoing: i) operations lasting less than 180 days, and ii) operations arising from the ordinary course of business of Enel Generación Chile or its subsidiaries.

Restriction that must be fulfilled (Range, Value and Unit of measure)	A ratio between Financial Obligations and Total Capitalization must be maintained of less than or equal to 0.64.	Maintain Minimum Equity of Ch$761,661 million (ThUS$839,638), a limit that is updated at the end of each fiscal year, as established in the contract.	Maintain a Financial Expense Coverage ratio of greater than or equal to 1.85.

Maintain a Net Active Position with Related Companies not exceeding the equivalent amount in Chilean pesos, legal tender, of US$500 million, according to the exchange rate observed on the date of its calculation.

Indicator or ratio determined by the company	0.15	Ch$2,516,179 million (ThUS$2,773,780)	7.90	US$160.11 million
Compliance YES/NO	Yes	Yes	Yes	Yes
Accounts used in the calculation of the indicator or ratio	Financial Obligations and Total Capitalization	Equity attributable to the owners of the parent company.	Gross Operating Income and Financial Expenses	Current and Non-Current Accounts Receivable and Payable to Related Entities.